Financial Assets and Liabilities - Summary of Changes in Level 3 Items (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Beginning Balance	R$ 27,455,828
Ending Balance	38,078,126	R$ 27,455,828
Contingent consideration [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance	73,352	116,134
Addition	21,206	4,242
Principal amortization	(63,686)	(61,847)
Interest and exchange variation	(4,753)	14,823
Ending Balance	R$ 26,119	R$ 73,352